Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Net revenue		$ 1,295.1	$ 1,216.5	$ 1,694.8	$ 1,531.8	$ 1,480.4
Cost of products sold		900.2	823.4	1,136.2	1,029.7	1,039.5
Gross margin		394.9	393.1	558.6	502.1	440.9
Selling, general and administrative expenses		251.7	242.3	348.1	288.3	270.1
Impairment charges and (gain)/loss on sale of assets		4.6	(1.4)	1.8	3.6	214.8
Restructuring and other		12.7	12.6	19.5	12.5	17.7
Property and casualty (gain)/losses, net	4.1	0	(10.5)	(8.8)	11.6
Operating earnings, income/(loss)		125.9	150.1	198.0	186.1	(61.7)
Interest expense, net		160.7	131.2	183.2	165.5	161.0
Other (income)/expense, net		20.3	(3.1)	(3.8)	26.0	(7.3)
Earnings/(loss) from continuing operations before income taxes		(55.1)	22.0	18.6	(5.4)	(215.4)
Income tax expense/(benefit)		5.9	19.0	16.5	23.7	21.9
Earnings/(loss) from continuing operations		(61.0)	3.0	2.1	(29.1)	(237.3)
Earnings/(loss) from discontinued operations, net of tax		(4.9)	(4.0)	(41.3)	(21.0)	(49.7)
Net earnings/(loss)		(65.9)	(1.0)	(39.2)	(50.1)	(287.0)
Net earnings/(loss) attributable to noncontrolling interest, net of tax		0	1.2	1.2	3.9	2.6
Net earnings/(loss) attributable to Catalent		$ (65.9)	$ (2.2)	$ (40.4)	$ (54.0)	$ (289.6)